Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Nov. 20, 2020
Entity Registrant Name	MASSMUTUAL SELECT FUNDS
Entity Central Index Key	0000916053
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Nov. 20, 2020
Document Effective Date	Nov. 20, 2020
Prospectus Date	Feb. 01, 2020
MassMutual Select Total Return Bond Fund | Class A
Prospectus:
Trading Symbol	MPTRX
MassMutual Select Total Return Bond Fund | Class I
Prospectus:
Trading Symbol	MSPZX
MassMutual Select Total Return Bond Fund | Class R3
Prospectus:
Trading Symbol	MSPNX
MassMutual Select Total Return Bond Fund | Class R4
Prospectus:
Trading Symbol	MSPGX
MassMutual Select Total Return Bond Fund | Administrative Class
Prospectus:
Trading Symbol	MSPLX
MassMutual Select Total Return Bond Fund | Service Class
Prospectus:
Trading Symbol	MSPHX
MassMutual Select Total Return Bond Fund | Class R5
Prospectus:
Trading Symbol	MSPSX